Parent and Guarantor Consolidating Financial Statements	12 Months Ended
Dec. 31, 2011
Parent And Guarantor Consolidating Financial Statements [Abstract]
Parent And Guarantor Consolidating Financial Statements

29.	Parent and Guarantor Consolidating Financial Statements
Certain of our senior notes are guaranteed by a group of subsidiaries (the Guarantors). The Guarantors, each of which is a 100% directly owned subsidiary of Ally Financial Inc., are Ally US LLC, IB Finance Holding Company LLC, GMAC Latin America Holdings LLC, GMAC International Holdings B.V., and GMAC Continental Corporation. The Guarantors fully and unconditionally guarantee the senior notes on a joint and several basis.
The following financial statements present condensed consolidating financial data for (i) Ally Financial Inc. (on a parent company-only basis), (ii) the combined Guarantors, (iii) the combined nonguarantor subsidiaries (all other subsidiaries), (iv) an elimination column for adjustments to arrive at the information for the parent company, Guarantors, and nonguarantors on a consolidated basis, and (v) the parent company and our subsidiaries on a consolidated basis.
Investments in subsidiaries are accounted for by the parent company and the Guarantors using the equity method for this presentation. Results of operations of subsidiaries are therefore classified in the parent company's and Guarantors' investment in subsidiaries accounts. The elimination entries set forth in the following condensed consolidating financial statements eliminate distributed and undistributed income of subsidiaries, investments in subsidiaries, and intercompany balances and transactions between the parent, Guarantors, and nonguarantors.
Condensed Consolidating Statement of Income

Year ended December 31, 2011 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating Adjustments	Ally Consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$1,071	$28	$5,546	$(10)	$6,635
Interest and fees on finance receivables and loans — intercompany	287	23	25	(335)	—
Interest on loans held-for-sale	5	—	327	—	332
Interest on trading assets	—	—	19	—	19
Interest and dividends on available-for-sale investment securities	4	—	394	—	398
Interest-bearing cash	4	—	50	—	54
Operating leases	713	—	1,585	—	2,298
Total financing revenue and other interest income	2,084	51	7,946	(345)	9,736
Interest expense
Interest on deposits	65	—	635	—	700
Interest on short-term borrowings	56	3	255	—	314
Interest on long-term debt	3,479	10	1,720	—	5,209
Interest on intercompany debt	(14)	27	332	(345)	—
Total interest expense	3,586	40	2,942	(345)	6,223
Depreciation expense on operating lease assets	250	—	788	—	1,038
Net financing (loss) revenue	(1,752)	11	4,216	—	2,475
Dividends from subsidiaries
Nonbank subsidiaries	1,383	—	—	(1,383)	—
Other revenue
Servicing fees	270	—	1,089	(1)	1,358
Servicing asset valuation and hedge activities, net	—	—	(789)	—	(789)
Total servicing income, net	270	—	300	(1)	569
Insurance premiums and service revenue earned	—	—	1,573	—	1,573
Gain on mortgage and automotive loans, net	22	—	448	—	470
Loss on extinguishment of debt	(64)	—	—	—	(64)
Other gain on investments, net	9	—	285	—	294
Other income, net of losses	(106)	38	1,486	(664)	754
Total other revenue	131	38	4,092	(665)	3,596
Total net revenue	(238)	49	8,308	(2,048)	6,071
Provision for loan losses	58	1	160	—	219
Noninterest expense
Compensation and benefits expense	694	47	870	(37)	1,574
Insurance losses and loss adjustment expenses	—	—	713	—	713
Other operating expenses	558	7	3,561	(628)	3,498
Total noninterest expense	1,252	54	5,144	(665)	5,785
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries	(1,548)	(6)	3,004	(1,383)	67
Income tax (benefit) expense from continuing operations	(610)	3	786	—	179
Net (loss) income from continuing operations	(938)	(9)	2,218	(1,383)	(112)
Loss from discontinued operations, net of tax	(38)	—	(7)	—	(45)
Undistributed income of subsidiaries
Bank subsidiary	1,222	1,222	—	(2,444)	—
Nonbank subsidiaries	(403)	477	—	(74)	—
Net (loss) income	$(157)	$1,690	$2,211	$(3,901)	$(157)

Year ended December 31, 2010 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating Adjustments	Ally Consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$938	$26	$5,583	$(1)	$6,546
Interest and fees on finance receivables and loans — intercompany	526	5	4	(535)	—
Interest on loans held-for-sale	75	—	526	—	601
Interest on trading assets	—	—	15	—	15
Interest and dividends on available-for-sale investment securities	4	—	354	(2)	356
Interest and dividends on available-for-sale investment securities — intercompany	112	—	9	(121)	—
Interest-bearing cash	13	—	56	—	69
Operating leases	1,063	—	2,533	—	3,596
Total financing revenue and other interest income	2,731	31	9,080	(659)	11,183
Interest expense
Interest on deposits	52	—	589	—	641
Interest on short-term borrowings	43	1	280	—	324
Interest on long-term debt	3,804	14	1,875	8	5,701
Interest on intercompany debt	(21)	6	560	(545)	—
Total interest expense	3,878	21	3,304	(537)	6,666
Depreciation expense on operating lease assets	435	—	1,468	—	1,903
Net financing (loss) revenue	(1,582)	10	4,308	(122)	2,614
Dividends from subsidiaries
Nonbank subsidiaries	182	5	—	(187)	—
Other revenue
Servicing fees	434	—	1,060	(1)	1,493
Servicing asset valuation and hedge activities, net	—	—	(394)	—	(394)
Total servicing income, net	434	—	666	(1)	1,099
Insurance premiums and service revenue earned	—	—	1,750	—	1,750
Gain on mortgage and automotive loans, net	31	—	1,230	—	1,261
Loss on extinguishment of debt	(127)	—	(8)	12	(123)
Other gain on investments, net	6	—	504	(6)	504
Other income, net of losses	(93)	1	1,190	(561)	537
Total other revenue	251	1	5,332	(556)	5,028
Total net revenue	(1,149)	16	9,640	(865)	7,642
Provision for loan losses	(204)	(1)	647	—	442
Noninterest expense
Compensation and benefits expense	785	11	780	—	1,576
Insurance losses and loss adjustment expenses	—	—	820	—	820
Other operating expenses	744	4	3,514	(597)	3,665
Total noninterest expense	1,529	15	5,114	(597)	6,061
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries	(2,474)	2	3,879	(268)	1,139
Income tax (benefit) expense from continuing operations	(592)	(1)	746	—	153
Net (loss) income from continuing operations	(1,882)	3	3,133	(268)	986
Income from discontinued operations, net of tax	70	—	19	—	89
Undistributed income of subsidiaries
Bank subsidiary	902	902	—	(1,804)	—
Nonbank subsidiaries	1,985	259	—	(2,244)	—
Net income	$1,075	$1,164	$3,152	$(4,316)	$1,075

Year ended December 31, 2009 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$891	$36	$5,544	$—	$6,471
Interest and fees on finance receivables and loans — intercompany	837	5	7	(849)	—
Interest on loans held-for-sale	238	—	178	—	416
Interest on trading assets	—	—	132	—	132
Interest and dividends on available-for-sale investment securities	—	—	220	—	220
Interest and dividends on available-for-sale investment securities — intercompany	280	—	3	(283)	—
Interest-bearing cash	26	—	72	—	98
Operating leases	466	—	4,969	—	5,435
Total financing revenue and other interest income	2,738	41	11,125	(1,132)	12,772
Interest expense
Interest on deposits	27	—	650	—	677
Interest on short-term borrowings	30	2	433	—	465
Interest on long-term debt	3,819	22	2,349	(241)	5,949
Interest on intercompany debt	(46)	10	683	(647)	—
Total interest expense	3,830	34	4,115	(888)	7,091
Depreciation expense on operating lease assets	169	—	3,350	—	3,519
Net financing (loss) revenue	(1,261)	7	3,660	(244)	2,162
Dividends from subsidiaries
Nonbank subsidiaries	550	—	—	(550)	—
Other revenue
Servicing fees	690	—	777	—	1,467
Servicing asset valuation and hedge activities, net	—	—	(1,104)	—	(1,104)
Total servicing income, net	690	—	(327)	—	363
Insurance premiums and service revenue earned	—	—	1,861	—	1,861
Gain on mortgage and automotive loans, net	10	—	789	—	799
Gain on extinguishment of debt	623	—	1,751	(1,709)	665
Other gain on investments, net	558	—	149	(545)	162
Other income, net of losses	(241)	2	1,027	(598)	190
Total other revenue	1,640	2	5,250	(2,852)	4,040
Total net revenue	929	9	8,910	(3,646)	6,202
Provision for loan losses	(148)	—	5,751	—	5,603
Noninterest expense
Compensation and benefits expense	590	6	921	—	1,517
Insurance losses and loss adjustment expenses	—	—	992	—	992
Other operating expenses	714	12	4,876	(603)	4,999
Total noninterest expense	1,304	18	6,789	(603)	7,508
Loss from continuing operations before income tax (benefit) expense and undistributed (loss) income of subsidiaries	(227)	(9)	(3,630)	(3,043)	(6,909)
Income tax (benefit) expense from continuing operations	(24)	—	98	—	74
Net loss from continuing operations	(203)	(9)	(3,728)	(3,043)	(6,983)
Loss from discontinued operations, net of tax	(287)	—	(3,028)	—	(3,315)
Undistributed (loss) income of subsidiaries
Bank subsidiary	(1,953)	(1,953)	—	3,906	—
Nonbank subsidiaries	(7,855)	70	—	7,785	—
Net loss	$(10,298)	$(1,892)	$(6,756)	$8,648	$(10,298)
Condensed Consolidating Balance Sheet

December 31, 2011 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Assets
Cash and cash equivalents
Noninterest-bearing	$1,413	$—	$1,062	$—	$2,475
Interest-bearing	4,848	14	5,698	—	10,560
Interest-bearing — intercompany	—	—	516	(516)	—
Total cash and cash equivalents	6,261	14	7,276	(516)	13,035
Trading assets	—	—	622	—	622
Investment securities	—	—	15,135	—	15,135
Loans held-for-sale, net	425	—	8,132	—	8,557
Finance receivables and loans, net
Finance receivables and loans, net	15,151	476	99,128	—	114,755
Intercompany loans to
Bank subsidiary	4,920	—	—	(4,920)	—
Nonbank subsidiaries	5,448	356	550	(6,354)	—
Allowance for loan losses	(245)	(2)	(1,256)	—	(1,503)
Total finance receivables and loans, net	25,274	830	98,422	(11,274)	113,252
Investment in operating leases, net	928	—	8,347	—	9,275
Intercompany receivables from
Bank subsidiary	82	—	—	(82)	—
Nonbank subsidiaries	1,070	327	577	(1,974)	—
Investment in subsidiaries
Bank subsidiary	13,061	13,061	—	(26,122)	—
Nonbank subsidiaries	17,433	3,809	—	(21,242)	—
Mortgage servicing rights	—	—	2,519	—	2,519
Premiums receivable and other insurance assets	—	—	1,853	—	1,853
Other assets	2,664	3	16,712	(638)	18,741
Assets of operations held-for-sale	(174)	—	1,244	—	1,070
Total assets	$67,024	$18,044	$160,839	$(61,848)	$184,059
Liabilities
Deposit liabilities
Noninterest-bearing	$—	$—	$2,029	$—	$2,029
Interest-bearing	1,768	—	41,253	—	43,021
Total deposit liabilities	1,768	—	43,282	—	45,050
Short-term borrowings	2,756	136	4,788	—	7,680
Long-term debt	39,524	214	53,056	—	92,794
Intercompany debt to
Nonbank subsidiaries	574	492	10,724	(11,790)	—
Intercompany payables to
Bank subsidiary	39	—	—	(39)	—
Nonbank subsidiaries	1,266	1	750	(2,017)	—
Interest payable	1,167	3	417	—	1,587
Unearned insurance premiums and service revenue	—	—	2,576	—	2,576
Reserves for insurance losses and loss adjustment expenses	—	—	580	—	580
Accrued expenses and other liabilities	559	323	13,839	(637)	14,084
Liabilities of operations held-for-sale	—	—	337	—	337
Total liabilities	47,653	1,169	130,349	(14,483)	164,688
Total equity	19,371	16,875	30,490	(47,365)	19,371
Total liabilities and equity	$67,024	$18,044	$160,839	$(61,848)	$184,059

December 31, 2010 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Assets
Cash and cash equivalents
Noninterest-bearing	$1,251	$—	$463	$—	$1,714
Interest-bearing	3,414	1	6,541	—	9,956
Interest-bearing — intercompany	—	—	504	(504)	—
Total cash and cash equivalents	4,665	1	7,508	(504)	11,670
Trading assets	—	—	240	—	240
Investment securities	1,488	—	13,358	—	14,846
Investment securities — intercompany	2	—	—	(2)	—
Loans held-for-sale, net	—	—	11,411	—	11,411
Finance receivables and loans, net
Finance receivables and loans, net	10,047	425	91,941	—	102,413
Intercompany loans to
Bank subsidiary	3,650	—	—	(3,650)	—
Nonbank subsidiaries	9,461	367	463	(10,291)	—
Allowance for loan losses	(266)	(1)	(1,606)	—	(1,873)
Total finance receivables and loans, net	22,892	791	90,798	(13,941)	100,540
Investment in operating leases, net	3,864	—	5,264	—	9,128
Intercompany receivables from
Bank subsidiary	5,930	—	—	(5,930)	—
Nonbank subsidiaries	—	213	—	(213)	—
Investment in subsidiaries
Bank subsidiary	10,886	10,886	—	(21,772)	—
Nonbank subsidiaries	23,632	3,123	—	(26,755)	—
Mortgage servicing rights	—	—	3,738	—	3,738
Premiums receivable and other insurance assets	—	—	2,190	(9)	2,181
Other assets	2,912	3	15,539	(890)	17,564
Assets of operations held-for-sale	(160)	—	850	—	690
Total assets	$76,111	$15,017	$150,896	$(70,016)	$172,008
Liabilities
Deposit liabilities
Noninterest-bearing	$—	$—	$2,131	$—	$2,131
Interest-bearing	1,459	—	35,458	—	36,917
Total deposit liabilities	1,459	—	37,589	—	39,048
Short-term borrowings	2,519	89	4,900	—	7,508
Long-term debt	43,897	239	42,476	—	86,612
Intercompany debt to
Nonbank subsidiaries	504	462	13,481	(14,447)	—
Intercompany payables to
Bank subsidiary	—	—	—	—	—
Nonbank subsidiaries	4,466	—	1,716	(6,182)	—
Interest payable	1,229	3	597	—	1,829
Unearned insurance premiums and service revenue	—	—	2,854	—	2,854
Reserves for insurance losses and loss adjustment expenses	—	—	862	—	862
Accrued expenses and other liabilities	1,548	1	11,437	(860)	12,126
Liabilities of operations held-for-sale	—	—	680	—	680
Total liabilities	55,622	794	116,592	(21,489)	151,519
Total equity	20,489	14,223	34,304	(48,527)	20,489
Total liabilities and equity	$76,111	$15,017	$150,896	$(70,016)	$172,008
Condensed Consolidating Statement of Cash Flows

Year ended December 31, 2011 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$2,695	$209	$3,973	$(1,384)	$5,493
Investing activities
Purchases of available-for-sale securities	—	—	(19,377)	—	(19,377)
Proceeds from sales of available-for-sale securities	1,494	—	12,738	—	14,232
Proceeds from maturities of available-for-sale securities	1	—	4,964	—	4,965
Net increase in finance receivables and loans	(2,933)	(51)	(14,014)	—	(16,998)
Proceeds from sales of finance receivables and loans	1,346	—	1,522	—	2,868
Net decrease (increase) in loans — intercompany	2,743	11	(88)	(2,666)	—
Net decrease (increase) in operating lease assets	2,890	—	(3,901)	—	(1,011)
Capital contributions to subsidiaries	(1,634)	(855)	—	2,489	—
Returns of contributed capital	1,255	—	—	(1,255)	—
Proceeds from sale of business unit, net	—	—	50	—	50
Other, net	124	(1)	1,020	—	1,143
Net cash provided by (used in) investing activities	5,286	(896)	(17,086)	(1,432)	(14,128)
Financing activities
Net change in short-term borrowings — third party	237	47	230	—	514
Net increase in bank deposits	—	—	5,840	—	5,840
Proceeds from issuance of long-term debt — third party	3,201	200	41,353	—	44,754
Repayments of long-term debt — third party	(9,414)	(226)	(30,833)	—	(40,473)
Net change in debt — intercompany	71	30	(2,755)	2,654	—
Dividends paid — third party	(819)	—	—	—	(819)
Dividends paid and returns of contributed capital — intercompany	—	(207)	(2,431)	2,638	—
Capital contributions from parent	—	855	1,634	(2,489)	—
Other, net	308	—	(74)	—	234
Net cash (used in) provided by financing activities	(6,416)	699	12,964	2,803	10,050
Effect of exchange-rate changes on cash and cash equivalents	31	—	18	—	49
Net increase (decrease) in cash and cash equivalents	1,596	12	(131)	(13)	1,464
Adjustment for change in cash and cash equivalents of operations held-for-sale	—	—	(99)	—	(99)
Cash and cash equivalents at beginning of year	4,665	2	7,506	(503)	11,670
Cash and cash equivalents at end of year	$6,261	$14	$7,276	$(516)	$13,035

Year ended December 31, 2010 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$4,552	$13	$7,230	$(188)	$11,607
Investing activities
Purchases of available-for-sale securities	(1,485)	—	(22,631)	—	(24,116)
Proceeds from sales of available-for-sale securities	41	—	17,872	(41)	17,872
Proceeds from maturities of available-for-sale securities	—	—	4,527	—	4,527
Net decrease in investment securities — intercompany	323	—	260	(583)	—
Net (increase) decrease in finance receivables and loans	(5,177)	96	(12,263)	—	(17,344)
Proceeds from sales of finance receivables and loans	6	—	3,132	—	3,138
Net decrease (increase) in loans — intercompany	7,736	(283)	(302)	(7,151)	—
Net (increase) decrease in operating lease assets	(2,770)	—	7,846	—	5,076
Capital contributions to subsidiaries	(2,036)	(1,737)	—	3,773	—
Returns of contributed capital	880	—	—	(880)	—
Proceeds from sale of business unit, net	59	—	102	—	161
Other, net	104	(1)	3,016	—	3,119
Net cash (used in) provided by investing activities	(2,319)	(1,925)	1,559	(4,882)	(7,567)
Financing activities
Net change in short-term borrowings — third party	735	50	(4,414)	—	(3,629)
Net increase in bank deposits	—	—	6,556	—	6,556
Proceeds from issuance of long-term debt — third party	5,824	90	33,047	41	39,002
Repayments of long-term debt — third party	(4,292)	(256)	(44,982)	—	(49,530)
Net change in debt — intercompany	243	300	(7,774)	7,231	—
Dividends paid — third party	(1,253)	—	—	—	(1,253)
Dividends paid and returns of contributed capital — intercompany	—	—	(1,068)	1,068	—
Capital contributions from parent	—	1,725	2,048	(3,773)	—
Other, net	418	—	451	—	869
Net cash provided by (used in) financing activities	1,675	1,909	(16,136)	4,567	(7,985)
Effect of exchange-rate changes on cash and cash equivalents	—	—	102	—	102
Net increase (decrease) in cash and cash equivalents	3,908	(3)	(7,245)	(503)	(3,843)
Adjustment for change in cash and cash equivalents of operations held-for-sale	—	—	725	—	725
Cash and cash equivalents at beginning of year	757	5	14,026	—	14,788
Cash and cash equivalents at end of year	$4,665	$2	$7,506	$(503)	$11,670

Year ended December 31, 2009 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash (used in) provided by operating activities	$(3,308)	$25	$(1,299)	$(550)	$(5,132)
Investing activities
Purchases of available-for-sale securities	(145)	—	(21,148)	145	(21,148)
Proceeds from sales of available-for-sale securities	89	—	10,153	(89)	10,153
Proceeds from maturities of available-for-sale securities	—	—	4,527	—	4,527
Net decrease (increase) in investment securities — intercompany	2	—	(103)	101	—
Net (increase) decrease in finance receivables and loans	(363)	118	15,307	—	15,062
Proceeds from sales of finance receivables and loans	446	—	(186)	—	260
Net (increase) decrease in loans — intercompany	(2,551)	163	(261)	2,649	—
Net (increase) decrease in operating lease assets	(1,519)	—	7,399	—	5,880
Capital contributions to subsidiaries	(8,092)	(6,052)	—	14,144	—
Returns of contributed capital	706	—	—	(706)	—
Proceeds from sale of business unit, net	—	—	296	—	296
Other, net	(64)	(1)	2,163	—	2,098
Net cash (used in) provided by investing activities	(11,491)	(5,772)	18,147	16,244	17,128
Financing activities
Net change in short-term borrowings — third party	6	(78)	(266)	—	(338)
Net increase in bank deposits	—	—	10,703	—	10,703
Proceeds from issuance of long-term debt — third party	9,641	128	20,821	89	30,679
Repayments of long-term debt — third party	(8,831)	(107)	(52,410)	(145)	(61,493)
Net change in debt — intercompany	(7)	(255)	2,995	(2,733)	—
Proceeds from issuance of common stock	1,247	—	—	—	1,247
Proceeds from issuance of preferred stock held by U.S. Department of Treasury	8,750	—	—	—	8,750
Dividends paid – third party	(1,592)	—	—	—	(1,592)
Dividends paid and returns of contributed capital — intercompany	—	—	(1,256)	1,256	—
Capital contributions from parent	—	6,052	8,092	(14,144)	—
Other, net	699	—	365	—	1,064
Net cash provided by (used in) financing activities	9,913	5,740	(10,956)	(15,677)	(10,980)
Effect of exchange-rate changes on cash and cash equivalents	—	—	(602)	—	(602)
Net (decrease) increase in cash and cash equivalents	(4,886)	(7)	5,290	17	414
Adjustment for change in cash and cash equivalents of operations held-for-sale	—	—	(777)	—	(777)
Cash and cash equivalents at beginning of year	5,643	12	9,513	(17)	15,151
Cash and cash equivalents at end of year	$757	$5	$14,026	$—	$14,788